Related Parties, Leases (Q2) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) OfficeFacility	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Cash paid for leases to related parties	$ 4,984	$ 4,826	$ 12,590
Related Party [Member]
Leases [Abstract]
Number of operating lease office facilities | OfficeFacility	10
Cash paid for leases to related parties	$ 1,300	$ 1,300	$ 2,500	$ 2,300	$ 6,800